UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file Number 811-2886

                                DK INVESTORS, INC
                        205 Lexington Avenue, 16th Floor
                             New York, NY 10016-6022

                              Martin Mushkin, Esq.
                        Pomeranz Gottlieb & Mushkin, LLC
                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022

           Registrant's telephone, including area code: (212) 779-4233

                   Date of fiscal year end: December 31, 2004

             Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

Since the registrant only invested in state and municipal tax-exempt debt securities, it does not know of any matter which was considered at any shareholder meeting at which it had a right to vote and consequently it did not vote at and such meeting or on any such matter.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DK Investors, Inc.


By:   \s\ Harry Nadler
     ------------------------------------------
     Harry Nadler, Principal Executive Officer
     Harry Nadler, Principal Financial Officer

Date: September 9, 2004